Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 229,641	£ 222,683
Derivative financial liabilities	228,940	219,592
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	229,641	222,683
Derivative financial liabilities	228,940	219,592
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	3,154	5,215
Derivative financial liabilities	£ 3,989	£ 4,743